Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Buildings	37,657	182,320
Office equipment	12,789	16,329
Motor vehicles	1,935	2,747
Leasehold improvement	4,463	6,454
Land	37,421	37,421

Total	94,265	245,271
Less: Accumulated depreciation	(14,701)	(23,829)

	79,564	221,442

Depreciation expense amounted to US$4,100, US$6,376 and US$9,701 for the years ended December 31, 2011, 2012 and 2013, respectively.

The Group is still in the process of obtaining the property ownership certificates for certain buildings with a net carrying amount of US$13,383. As the transfer of ownership of the buildings has been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Group, the Group has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets on the consolidated balance sheets as of December 31, 2012 and 2013.